Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Bank buildings and improvements	Dec. 31, 2011 Bank buildings and improvements	Dec. 31, 2012 Bank buildings and improvements Minimum	Dec. 31, 2012 Bank buildings and improvements Maximum	Dec. 31, 2012 Furniture, equipment and vehicles	Dec. 31, 2011 Furniture, equipment and vehicles	Dec. 31, 2012 Furniture, equipment and vehicles Minimum	Dec. 31, 2012 Furniture, equipment and vehicles Maximum	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2012 Land, building, furniture, fixture and equipment	Dec. 31, 2011 Land, building, furniture, fixture and equipment	Dec. 31, 2012 Land, building, furniture, fixture and equipment Minimum	Dec. 31, 2012 Land, building, furniture, fixture and equipment Maximum
Bank premises and equipment
Bank premises and equipment, gross			$ 433,942	$ 390,875			$ 258,222	$ 266,547			$ 128,695	$ 124,694	$ 562	$ 614
Less: accumulated depreciation	(340,134)	(329,680)
Bank premises and equipment, net	$ 481,287	$ 453,050
Estimated useful lives					5 years	40 years			1 year	20 years					7 years	27 years